Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Securities held to maturity, fair value (in Dollars)	$ 77,975	$ 83,636	$ 78,367
Loans receivable, allowance for loan losses (in Dollars)	3,634
Common stock par value (in Dollars per share)	$ 0.10
Common stock, shares authorized	10,000,000
Common stock, shares issued	5,620,625
Common stock, shares outstanding	5,010,437
Unallocated common stock held by ESOP, shares	67,447
Treasury stock, shares	610,188
Restatement Adjustment [Member]
Securities held to maturity, fair value (in Dollars)		83,636	78,367
Loans receivable, allowance for loan losses (in Dollars)		$ 3,686	$ 4,270
Common stock par value (in Dollars per share)		$ 0.10	$ 0.10
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		5,620,625	5,620,625
Common stock, shares outstanding		5,010,437	5,010,437
Unallocated common stock held by ESOP, shares		75,878	92,740
Treasury stock, shares		610,188	610,188